Provisions - Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Legal claims provisions
Reconciliation
Balance at the beginning of the year	$ 26,071	$ 30,641
Additions	24,052	12,012
Reversals	(13,140)	(8,833)
Interest accrual	1,389	2,048
Payments	(1,721)	(5,263)
Foreign exchange effect	(5,147)	1,104
Impact of the adoption of IFRIC 23		(6,047)
Settlements with escrow deposits	(468)
Other	(140)	409
Balance at the end of the year	30,896	26,071
Tax
Reconciliation
Balance at the beginning of the year	7,748
Additions	1,373
Reversals	(1,972)
Interest accrual	242
Payments	(150)
Foreign exchange effect	(1,364)
Other	357
Balance at the end of the year	6,234	7,748
Labor
Reconciliation
Balance at the beginning of the year	13,779
Additions	12,204
Reversals	(6,566)
Interest accrual	1,307
Payments	(1,564)
Foreign exchange effect	(3,065)
Settlements with escrow deposits	(468)
Other	(419)
Balance at the end of the year	15,208	13,779
Civil
Reconciliation
Balance at the beginning of the year	1,061
Additions	13
Interest accrual	34
Payments	(7)
Foreign exchange effect	(238)
Other	(78)
Balance at the end of the year	785	1,061
Environmental
Reconciliation
Balance at the beginning of the year	3,483
Additions	10,462
Reversals	(4,602)
Interest accrual	(194)
Foreign exchange effect	(480)
Balance at the end of the year	$ 8,669	$ 3,483